Accounts Receivable - Additional Information (Detail) (Billed accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Billed accounts receivable
Accounts and Other Receivables [Line Items]
Billed accounts receivable pledged by the Group for borrowing short term bank loans	$ 11,238	$ 10,919
Bank loans, expiry date	Jun. 24, 2014